Tax-Free Pennsylvania Fund
Tax-Free New Jersey Fund
Tax-Free Ohio Fund


service and guidance

professional management

[GRAPHIC OMITTED: GRAPHIC OF BRIDGE, BUILDINGS AND AIRPLANES]

goals


1998
Semi-Annual
Report


[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]



September 21, 1998

Dear Shareholder:

WE ARE PLEASED TO PRESENT THE FISCAL 1999 semi-annual report for
Delaware Investments' Tax-Free Pennsylvania, New Jersey and Ohio
Funds.

     Rising state budget surpluses, low unemployment and strong investor demand helped lead to solid performance for municipal bond funds during the six months ended August 31, 1998. During the period, municipal bonds provided investors with tax-exempt income that nearly matched comparable taxable investments.

     Since January, the municipal bond market was flooded with an unprecedented volume of new issues. Pennsylvania, Ohio and New Jersey were significant contributors, ranking 4th, 9th and 10th respectively in volume. This increase in municipal bond supply temporarily slowed price gains in the marketplace overall, as it struggled to absorb the high volume of new issues.

     With substantial supplies of new bond issues to select from and rising asset bases, your Funds' portfolio managers found ample resources to build solid, long-term foundations for our relatively smaller funds in New Jersey and Ohio. In both states, we found substantial opportunities in bonds that offered attractive yields, total return potential and solid credit ratings.

FOR THE SIX MONTHS ENDED AUGUST 31, 1998, MUNICIPAL BONDS PROVIDED INVESTORS WITH TAX-EXEMPT INCOME THAT NEARLY MATCHED COMPARABLE
TAXABLE INVESTMENTS.

     Returns for Tax-Free New Jersey Fund were impressive during the first half of fiscal 1999, outperforming both the Lehman Brothers Municipal Bond Index and the average of its peers. Tax-Free Ohio Fund outperformed the average of its peers for the six-month period ended August 31, 1998. We have extended the Fund's average duration to position it to benefit from a possible rise in bond prices for the balance of fiscal 1999.

CUMULATIVE TOTAL RETURN
                                                      Six Months Ended
                                                       August 31, 1998
Tax-Free Pennsylvania Fund A Class                         +2.93%
Lipper Pennsylvania Municipal Bond Fund
   Average (64 funds)                                      +2.81%
Tax-Free New Jersey Fund A Class                           +4.04%
Lipper New Jersey Municipal Bond Fund
   Average (58 funds)                                      +3.20%
Tax-Free Ohio Fund A Class                                 +3.26%
Lipper Ohio Municipal Bond Fund Average (52 funds)         +2.93%
Lehman Brothers Municipal Bond Index                       +3.44%

All performance shown above is at net asset value and assumes reinvestment of distributions. For complete performance for all Classes, see page 9. Each index shown above is unmanaged. The Lehman Brothers Municipal Bond Index includes bonds of various quality from many states.

     Total returns for Tax-Free Pennsylvania Fund, our largest and oldest tax-exempt Fund, were limited by problems with a waste disposal bond. While the Fund managed to outperform the average of comparable funds in the state, total return fell short of the Lehman Brothers Municipal Bond Index, the Fund's unmanaged benchmark.

     With yields on Treasury bonds at historic lows, municipal bonds are becoming an increasingly attractive investment, in our view. As of August 31, 1998, municipal bonds offered 93.8% of the income available in U.S. Treasuries, without the burden of federal tax liability.

     In the following pages, portfolio managers, Patrick P. Coyne, and Mitchell L. Conery, provide a review of Tax-Free Pennsylvania, New Jersey and Ohio Funds, and offer their outlook for the remainder of fiscal 1999.

MUNICIPAL BONDS OFFERED 93.8% OF THE INCOME AVAILABLE IN U.S.
TREASURIES, WITHOUT THE BURDEN OF FEDERAL TAX LIABILITY.

     We encourage you to meet with your financial adviser to discuss the performance of your Fund and review your overall investment portfolio's asset mix. Thank you for your confidence in Delaware
Investments.

Sincerely,

/S/Wayne A. Stork

WAYNE A. STORK
Chairman

/S/Jeffrey J. Nick

JEFFREY J. NICK
President and Chief Executive Officer


[GRAPHIC OMITTED: WORM CHART MUNICIPAL BONDS COMPARED TO TREASURIES]

MUNICIPAL BONDS OFFER GOOD VALUE COMPARED TO TREASURIES
MARCH 1989 TO AUGUST 1998

Municipal Bond Yields/Treasury Bond Yields

Mar. 89          83.09%
June 89          85.26%
Sep. 89          87.41%
Dec. 89          85.93%
Mar. 90          82.96%
June 90          84.54%
Sep. 90          81.03%
Dec. 90          85.00%
Mar. 91          84.27%
June 91          82.72%
Sep 30, 91       84.55%
Dec 31, 91       86.56%
Mar. 92          82.91%
Jun 30, 92       80.41%
Sep 30, 92       84.02%
Dec 31, 92       82.52%
Mar. 93          83.79%
Jun 30, 93       81.69%
Sep 30, 93       86.31%
Dec 31, 93       82.04%
Mar. 94          86.76%
Jun 30, 94       82.76%
Sep 30, 94       81.30%
Dec 31, 94       83.80%
Mar. 95          80.05%
Jun 30, 95       89.13%
Sep 30, 95       89.51%
Dec 31, 95       87.50%
Mar. 96          85.57%
Jun 30, 96       83.43%
Sep 30, 96       80.13%
Dec 31, 96       82.15%
Mar. 97          81.04%
Jun 30, 97       80.36%
Sep 30, 97       81.97%
Dec 31, 97       84.84%
Mar. 98          86.50%
Jun 30, 98       89.73%
Aug. 98          93.78%

High quality municipal bonds offered the highest income potential relative to Treasuries in more than nine years as of August 31.

The above chart represents the percentage of income that the average 30-year AAA-rated general obligation bond provided compared to a 30-year U.S. Treasury bond. The U.S. government does not guarantee principal and interest of municipal bonds, unlike Treasuries. Municipal bonds have historically had annual default rates of less than 2%. Source: Bloomberg Business News.


Portfolio Managers' Review

BY PATRICK P. COYNE AND MITCHELL L. CONERY
Vice Presidents/Senior Portfolio Managers
September 21, 1998

DURING THE FIRST SIX MONTHS OF FISCAL 1999, many investors sought the safety of U.S. government debt. Rising demand for U.S. Treasuries sent bond prices soaring, and pushed yields to historic lows. During the six months ended August 31, 1998, the average yield of 30-year
Treasury bonds fell from 6.08%, down to just 5.27%.

     Strength in the Treasury market was driven by the increasing appeal of less volatile investments in an uncertain global economy. Changing economic conditions prompted investors to seek refuge in bonds. These conditions included:

(bullet) Slowing U.S. economic growth, especially since June;

(bullet) Increasing volatility in global equity markets, and;

(bullet) Economic decline and currency devaluations in Asia, Russia and other emerging markets.

     Foreign investors contributed heavily to the Treasury bond rally, as economic conditions in Asia and Russia continued to worsen. Foreign investors and governments now own nearly one third of all outstanding Treasury debt, up from 20% in 1994. Foreigners, however, are not eligible for the tax breaks available by investing in state and local government bonds, and as a consequence, do not invest heavily in them. This explains in part why municipal bonds underperformed Treasuries during the first six months of fiscal 1999.

     The volume of new long-term municipal bonds issued during the first eight months of 1998 increased more than 43% over the same period in 1997, with some issues exceeding $1 billion. Rising budget surpluses and low interest rates created an attractive environment for state and local governments to issue debt. State and local governments refinanced bonds to pay off older, higher interest debt.

MUNICIPAL BONDS HAVE BEEN A SOUND INVESTMENT IN CALENDAR 1998,
PROVIDING RETURNS THAT OUTPERFORMED THE STANDARD & POOR'S 500 INDEX, A MEASURE OF LARGE COMPANY STOCKS.

     After expanding at a rate of nearly 5.5% during the first quarter of 1998, economic growth in the U.S slowed dramatically during the second quarter to just 1.4%. We anticipate a more moderate pace of domestic economic growth which should benefit municipal bond prices by reducing inflation.

     During the past six months, large numbers of investors attempted to reduce their exposure to short-term market fluctuations by reallocating more assets to bonds. This strategy not only helped to reduce volatility, but outperformed the stock market for the first time in a decade. During the period, municipal bonds, as measured by the unmanaged Lehman Brothers Municipal Bond Index returned +3.44%, while the Standard and Poor's 500 Index, a measure of large company stocks, lost 8.08% of its value.

TAX-FREE PENNSYLVANIA FUND
BALANCING RISK AND REWARD

In Pennsylvania, insured municipal bonds account for nearly 70% of new issues. Tax-Free Pennsylvania Fund attempts to provide an attractive level of tax-exempt income and careful management of the Fund's sensitivity to changes in interest rates.

     During the past six months, the difference in income potential between low- and high-quality bonds narrowed. With little additional yield available as an incentive to take on credit risk, we maintained a portfolio heavily weighted toward high-quality bonds. Nearly 80% of the portfolio was invested in securities rated A or better by Standard & Poor's as of August 31.

     The Fund's average duration stood at 6.3 years as of August 31. Since February, the difference between short-term and long-term interest rates tightened and reduced the benefit of locking into securities with extended maturities.

     In an attempt to generate a high level of tax-exempt income for the Fund, we invested nearly three-quarters of the Fund's net assets in premium bonds -- bonds that sell at prices more than their face value. During the bond market rally this past spring and summer, prices of these securities generally lagged those of bonds selling at par or at a discount to face value.

     Since February, credit problems have surfaced at Allegheny Health Systems, a Philadelphia health care provider. Fortunately, the Fund's credit research discipline led us away from bonds of this issuer well before Allegheny required U.S. Bankruptcy Court relief this past summer. This helped Tax-Free Pennsylvania Fund's performance outpace most of its peers, many of whom invested in Allegheny bonds.

     The Fund's six-month total return would have been even better had it not been for a waste disposal bond issued by the Philadelphia
Authority for Industrial Development which was in default.


CREDIT QUALITY
AUGUST 31,1998

               Tax-Free             Tax-Free         Tax-Free
           Pennsylvania Fund     New Jersey Fund     Ohio Fund
AAA             55.79%                69.02%           44.44%
AA              15.46%                 4.44%            7.01%
A                8.54%                14.62%               0%
BBB              6.95%                 2.41%           23.86%
BB               3.02%                 2.35%           18.48%
B                0.13%                    0%               0%
Not Rated       10.11%                 7.16%            6.21%


TAX-FREE NEW JERSEY FUND
A SEED GROWS IN THE
GARDEN STATE

Under the leadership of Gov. Christine Todd Whitman, New Jersey has benefited from reduced government spending and meaningful cuts to the state income tax. Economic growth in the state, particularly in the pharmaceutical industry, has created a positive employment outlook and helped maintain strong credit ratings for state and local government debt.

     The performance of Tax-Free New Jersey Fund mirrored the positive economic developments in the state. For the six months ended August 31, 1998, total return for the Fund was +4.04%, outperforming the Fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index. Tax-Free New Jersey Fund also outpaced the average returns of comparable funds in the state.

     An unrated bond issued by the New Jersey Economic Development Authority, for the funding of a nursing home, continued to be the Fund's top-performing bond. The bond now represents 7% of the Fund's net assets. Water and sewer bonds, hospital bonds, and higher education bonds, represented three of the Fund's largest sector allocations.

     During the past six months, increasing cash flow and more than $5 billion in new issues provided us with the resources and selection to build a solid municipal bond portfolio. Due to the relatively small size of the Fund, we focused on high quality 30-year bonds with high credit ratings in order to increase the income potential of the Fund. With inflation in check, we believe investing in longer term securities will allow the Fund to generate higher potential yield with a minimal increase to risk.

     We also gave careful consideration to credit quality when selecting bonds for the Tax-Free New Jersey Fund. Currently, more than 88% of the Fund's securities are rated A or better by Standard &
Poors, with a concentration of nearly 70% in the AAA category.

STATES AT A GLANCE
AUGUST 31,1998

               Per Capita     Unemployment     Existing Single Family
                 Income           Rate              Home Sales+
New Jersey      $31,053           4.8%                +11.1%
Ohio             23,537           4.3%               unchanged
Pennsylvania     24,668           4.4%                -3.1%

+ 2nd quarter change from 1st quarter 1998.
Source: Bloomberg Business News.


TAX-FREE OHIO FUND
AN INCOME ORIENTED APPROACH

Ohio was the first state to impose an income tax nearly 86 years ago, and residents have faced higher-than-average taxes ever since. In 1998, Ohio residents earning more than $200,000 saw the top state income tax bracket rise from 7% to 7.5%. This has helped further increase investor demand in a state that has historically been a strong market for municipal bonds and tax-exempt bond funds.

     Tax-Free Ohio Fund provided a six-month cumulative return of +3.26% for the six months ended August 31, 1998. This was modestly less than its unmanaged benchmark, the Lehman Brothers Municipal Bond Index, but more than the average return of the Fund's peers.

     We attribute this in part to the Fund's focus on maximizing tax-exempt income. By investing in bonds (with credit ratings of BBB and BB) that generated above-average income, we limited the Fund's ability to participate in the municipal bond market price rally this past summer. However, we remain convinced of the soundness of the Fund's investment strategy because income rather than price appreciation has proven to be the overwhelming component of total return from municipal bonds.

     Bonds issued to finance transportation projects accounted for more than one quarter of the Fund's securities, followed by holdings in the health care and higher education sectors. We selected bonds in these sectors from institutions demonstrating solid management ability and an expanding revenue base.

PRUDENT STATE FISCAL POLICIES, A STRONG RECOVERY IN THE AUTOMOTIVE INDUSTRY FOLLOWING THE GENERAL MOTORS STRIKE, AND HIGHER CORPORATE EARNINGS HAVE LED TO RISING TAX REVENUES IN OHIO.

     Prudent state fiscal policies, a strong recovery in the automotive industry following the General Motors strike, and higher corporate earnings led to rising tax revenues in Ohio. Ohio has posted a budget surplus since 1995, which is expected to reach $131 million in 1999. We expect these positive economic trends to continue, leading to higher prices and improving credit ratings for the state's municipalities.

PORTFOLIO HIGHLIGHTS
AUGUST 31, 1998

                              Tax-Free       Tax-Free      Tax-Free
                            Pennsylvania    New Jersey        Ohio
                                Fund           Fund           Fund

Average Maturity              9.6 years     14.0 years     14.2 years
Average Duration              6.3 years      9.1 years      9.2 years
AMT Income*                   2.06%          6.09%         19.32%
Average Coupon                6.32%          5.17%          5.51%
Current 30-Day SEC Yield**
(A Class)                     4.19%          4.29%          4.66%
(B Class)                     3.56%          3.71%          4.09%
(C Class)                     3.56%          3.70%          4.09%

* Amount of income subject to the federal alternative minimum tax for the six months ended August 31, 1998.
** Calculated according to Securities and Exchange Commission
   Guidelines.


SUMMARY OUTLOOK

Pennsylvania, New Jersey and Ohio residents continue to benefit from high employment rates, rising personal incomes and tame inflation. The resulting consumer confidence has bolstered domestic spending and provided fuel for continued economic growth as overseas demand for U.S. goods, products and services diminished.

     In the coming months, we expect the supply pressures that stifled price gains in the municipal bond market to ease. Since many municipalities have already taken advantage of the opportunity to refinance their debt, and because the IRS limits how frequently municipalities are allowed to issue refunding bonds, the supply of new municipal bonds should decrease in the coming year.

     Because they offer investors the added advantage of tax-exempt income, municipal bonds normally provide lower yields than U.S. Treasury bonds. As of August 31, 1998, however, average yields for state and local government bonds reached a historically compelling value, at 94% of Treasuries.

     Increased volatility in equity markets and the ongoing recession in Asia and Russia point to potentially higher demand for fixed-income investments in the coming months. In our view, investors seeking to diversify their portfolios with less volatile investments may find attractive opportunities in municipal bonds. Lower interest rates should also benefit municipal bond prices for the balance of fiscal 1999.


[GRAPHIC OMITTED; BAR CHART TAX-FREE PENNSYLVANIA FUND'S INCOME HISTORY]

TAX-FREE PENNSYLVANIA FUND'S INCOME HISTORY
ANNUAL INCOME FROM A $100,000 INVESTMENT 1978-1998
WITH REINVESTMENT OF DISTRIBUTIONS
TAX-FREE PENNSYLVANIA FUND A CLASS
TOTAL INCOME $271,069

Period Ended          Income

August 1978         $ 5,095
August 1979           5,644
August 1980           6,097
August 1981           6,975
August 1982           7,872
August 1983           9,120
August 1984           9,096
August 1985          12,779
August 1986          12,160
August 1987          12,077
August 1988          12,881
August 1989          13,781
August 1990          14,599
August 1991          15,306
August 1992          16,024
August 1993          16,357
August 1994          16,932
August 1995          17,806
August 1996          18,122
August 1997          18,420
August 1998         $18,021

Chart assumes $100,000 investment on March 23, 1977, includes the effect of a 3.0% front-end sales charge and reinvestment of distributions. Performance of other Fund classes will vary due to other charges and expenses. Past performance does not guarantee future results. Sales charges are reduced on purchases of $100,000 or more.


Performance Summary

TAX-FREE PENNSYLVANIA FUND
AVERAGE ANNUAL RETURNS THROUGH AUGUST 31, 1998

                           Lifetime  Ten Years  Five Years  One Year
Class A (Est. 3/23/77)
  Excluding Sales Charge     +6.68%    +7.69%     +5.35%     +7.60%
  Including Sales Charge     +6.49%    +7.29%     +4.56%     +3.59%

Class B (Est. 5/2/94)
  Excluding Sales Charge     +5.74%                          +6.74%
  Including Sales Charge     +5.35%                          +2.74%

Class C (Est. 11/29/95)
  Excluding Sales Charge     +5.14%                          +6.74%
  Including Sales Charge     +5.14%                          +5.74%


TAX-FREE NEW JERSEY AND OHIO FUNDS
LIFETIME PERFORMANCE
CUMULATIVE TOTAL RETURNS THROUGH AUGUST 31, 1998

                                     Tax-Free              Tax-Free
                                 New Jersey Fund           Ohio Fund
Class A (Est. 9/3/97)
  Excluding Sales Charge              +10.04%                +9.87%
  Including Sales Charge               +5.99%                +5.83%

Class B (Est. 9/3/97)
  Excluding Sales Charge               +8.72%                +5.40%
  Including Sales Charge               +4.72%                +1.40%

Class C (Est. 9/3/97)
  Excluding Sales Charge               +7.78%                +6.13%
  Including Sales Charge               +6.78%                +5.13%

Performance for all Funds includes reinvestment of distributions and applicable sales charge as described below. Return and share value will fluctuate so those shares, when redeemed, may be worth more or less than the original cost. Past performance is not a guarantee of future results. Performance for Class B and C shares excluding sales charge assumes either contingent sales charge did not apply or the investment was not redeemed. Returns reflect voluntary expense limitations and would have been lower without the limitations.

Class A Shares have a 3.75% maximum front-end sales charge, and for periods after 6/1/92, a 12b-1 fee.
Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.
Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.





Financial Statements

DELAWARE GROUP TAX-FREE PENNSYLVANIA FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1998 (UNAUDITED)

                                                           PRINCIPAL      MARKET
                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------
  MUNICIPAL BONDS - 99.92%
  AIRPORT REVENUE BONDS - 1.60%
  Philadelphia Pennsylvania Authority For Industrial
    Development Airport Revenue Systems
    (Philadelphia Airport Project) Series A 5.125%
    07/01/28 AMT (FGIC)                                   $15,000,000  $ 14,851,800
                                                                       ------------
                                                                         14,851,800
                                                                       ------------

  CONTINUING CARE/RETIREMENT REVENUE BONDS - 0.71%
  Philadelphia Pennsylvania Authority For Industrial
    Development Revenue (Stapley In Germantown
    Continuing Care Community) 6.60% 01/01/16               5,250,000     5,456,535
  Philadelphia Pennsylvania Hospitals and Higher
    Education Facilities Authority Revenue
    (The Philadelphia Protestant Home Project)
    Series A 6.50% 07/01/27                                 1,100,000     1,139,435
                                                                       ------------
                                                                          6,595,970
                                                                       ------------
  HIGHER EDUCATION REVENUE BONDS - 14.57%
  Dauphin County General Authority College Revenue
    (Holy Family College) 7.50% 12/01/19                    3,025,000     3,272,717
  Delaware County Authority University Revenue
    (Villanova University) 5.80% 08/01/25
    (AMBAC)                                                 7,000,000     7,507,570
    (Villanova University) 9.625% 08/01/02
    (Escrowed to Maturity)                                    360,000       404,330
  Montgomery County Higher Education and Health
    Authority Revenue (Beaver College) 5.85%
    04/01/21 (Connie Lee)                                   5,465,000     5,857,879
  Northampton County Higher Education Authority Revenue
   (Lehigh University) Series A 5.50% 11/15/11             2,630,0000     2,781,856
   (Lehigh University) Series B 5.25% 11/15/21             9,025,0000     9,159,653
  Pennsylvania State Higher Educational Facilities
    Authority Revenue State System
    Series M 5.75% 06/15/20 (AMBAC)                        17,730,000    18,620,755
    Series P 5.00% 06/15/19 (AMBAC)                        10,000,000     9,973,600
  Pennsylvania State Higher Educational Facilities
    Authority Revenue College Revenue
    (Elizabethtown College) 6.50% 06/15/15                  6,700,000     7,040,427
    (LaSalle University) 9.50% 05/01/03
    (Escrowed to Maturity)                                    315,000       355,988
    (Temple University) 5.00% 04/01/29 (MBIA)               8,950,000     8,880,280
    (Temple University) 5.75% 04/01/31 (MBIA)               8,000,000     8,353,360
    (University of Pennsylvania) 5.90% 09/01/15             4,205,000     4,526,178
    (University of Pennsylvania) 4.75% 07/15/33            14,420,000    13,578,160
  Pennsylvania State University Series A 5.00%
    08/15/27                                               20,000,000    19,788,200
  Swarthmore Borough Authority (Swarthmore College)
    5.00% 09/15/28                                          2,000,000     1,990,720
    6.00% 09/15/12                                          7,000,000     7,532,560
    7.375% 09/15/08                                         2,800,000     2,845,333
  University of Pittsburgh Pennsylvania Refunding
    Series B 5.00% 06/01/21 (MBIA)                          3,000,000     2,991,690
                                                                       ------------
                                                                        135,461,256
                                                                       ------------
  HOSPITAL REVENUE BONDS - 20.37%
  Allegheny County Pennsylvania Hosp ital Development
    Authority Revenue (Allegheny Valley Hospital)
    7.75% 08/01/20                                          1,340,000     1,255,902
  Allegheny County Pennsylvania Hospital Development
    Authority Revenue Health Center
    (University of Pittsburgh) Series A 5.625%
    04/01/27 (MBIA)                                         5,000,000     5,233,150
    (UPMC Health) Series B 6.00% 07/01/23
    (MBIA)                                                  5,745,000     6,574,233
    (UPMC Health) Series B 6.00% 07/01/26
    (MBIA)                                                  4,750,000     5,451,385
    (UPMC Health) Series B 6.00% 07/01/27
    (MBIA)                                                  5,000,000     5,750,350
  Chester County Pennsylvania Health and Educational
    Facilities Authority Health System Revenue
    (Jefferson Health Systems) Series B 5.375%
    05/15/27                                               24,270,000    24,658,077
  Delaware County Pennsylvania Authority
    (Escrowed to Maturity)
    (Crozer-Chester Medical Center) 5.30%
    12/01/27                                                5,000,000     4,919,250
    (Mercy Health Corp.) 6.00% 12/15/26                     3,500,000     3,968,685
  Monroeville Hospital Authority Revenue
    (Forbes Health System) 7.00% 10/01/13                   7,000,000     6,962,130
  Montgomery County Pennsylvania Higher Education &
    Health Authority Hospital Revenue (Abington
    Memorial Hospital) Series A 5.00% 06/01/28
    (AMBAC)                                                 5,500,000     5,399,295
  Pennsylvania Higher Educational Facilities Authority
    Health Services Revenue
    (University of Pennsylvania Health Services)
    Series A 5.75% 01/01/22                                20,000,000    21,099,000
  Philadelphia Pennsylvania Hospital Higher Education
    Facilities Authority Hospital Revenue
    (Children's Hospital of Philadelphia) Series A
    5.50% 02/15/22                                          5,600,000     5,673,416
    (Children's Seashore House) Series A 7.00%
    08/15/17                                                3,100,000     3,403,459
    (Children's Seashore House) Series B 7.00%
    08/15/22                                                2,100,000     2,287,299
    (Jeanes Health System Project) 6.85% 07/01/22          18,020,000    19,514,399
    (Presbyterian Medical Center) 6.65% 12/01/19
    (Escrowed to Maturity)                                 13,000,000    15,699,450
    (Roxborough Memorial Hospital) 7.25%
    03/01/24                                               12,190,000    13,117,903
    (Temple University Hospital) 6.625% 11/15/23           16,500,000    17,865,375
  Sayre-Health Care Facilities (VHA of Pennsylvania, Inc.)
    (Capital Asset Financing Program - Guthrie
    Medical Center)
    Series A 7.625% 12/01/15 (AMBAC)                        1,000,000     1,075,120
    Series B 7.625% 12/01/15 (AMBAC)                        2,490,000     2,677,049
  Sayre-Health Care Facilities (Guthrie Healthcare
    Systems) Series A 6.00% 03/01/21 (AMBAC)                7,000,000     7,263,550
  Scranton-Lackawanna Health and Welfare Authority
    (Allied Services Rehabilitation Hospitals) 7.60%
    07/15/20                                                5,640,000     6,272,470
    (Moses Taylor Hospital) 6.15% 07/01/14                  3,000,000     3,220,590
                                                                       ------------
                                                                        189,341,537
                                                                       ------------
  HOUSING REVENUE BONDS - 6.31%
  Montgomery County Pennsylvania Redevelopment
    Authority Multi-Family Housing
    (KBF Associates Project)
    Series A 6.50% 07/01/25                                20,810,000    22,039,871
    Series B 7.25% 07/01/25                                15,185,000    16,236,561
  Pennsylvania Housing Finance Agency
    Single Family Mortgage
    Series Y 7.45% 04/01/16 (FHA)                           1,415,000     1,468,586
    Series Z 7.50% 10/01/10                                 1,250,000     1,319,450
  Pennsylvania Housing Finance Agency
    Single Family Mortgage AMT
    Series 57A 6.15% 04/01/27                               5,000,000     5,344,700
    Series 59A 5.80% 10/01/29                               2,950,000     3,062,218
    Series 60A 5.85% 10/01/27                               7,300,000     7,627,551
  Philadelphia Pennsylvania Redevelopment
    Authority Home Improvement Series A 7.375%
    06/01/03                                                  770,000       779,625
  Pittsburgh Pennsylvania Urban Redevelopment
    Authority Mortage Revenue Series B 8.30%
    04/01/17                                                  800,000       816,760
                                                                       ------------
                                                                         58,695,322
                                                                       ------------
  INDUSTRIAL DEVELOPMENT REVENUE BONDS - 3.55%
  Delaware County Pennsylvania Industrial Development
    Authority - Resource Recovery/
    Browning Ferris Industries Series A 6.10%
    07/01/13                                               12,000,000    13,134,360
    Series A 6.20% 07/01/19                                 9,000,000     9,867,600
  Philadelphia Pennsylvania Authority for Industrial
    Development Industrial and Commercial Revenue
    (Girard Estates Facilities Leasing Project)
    5.00% 05/15/19                                          2,400,000     2,421,744
    5.00% 05/15/27                                          7,500,000     7,541,475
                                                                       ------------
                                                                         32,965,179
                                                                       ------------
  POLLUTION CONTROL REVENUE BONDS - 8.42%
  Beaver County Pennsylvania Industrial Development
    Authority Pollution Control Revenue
    (Cleveland Electric Illuminating Project) 7.625%
    05/01/25                                                8,500,000     9,674,955
    Series A 7.75% 07/15/25                                10,000,000    11,483,600
  Delaware County Pennsylvania Industrial Development
    Authority Pollution Control Revenue
    (Philadelphia Electric Company) Series A
    7.375% 04/01/21                                        10,250,000    11,123,608
  Lehigh County Pennsylvania Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Power and Light Company Project)
    Series A 5.50% 02/15/27 (MBIA)                         10,500,000    10,790,010
    Series A 6.40% 11/01/21 (MBIA)                          7,000,000     7,632,170
    Series B 6.40% 09/01/29 (MBIA)                         15,000,000    16,704,150
  Montgomery County Pennsylvania Industrial
    Development Authority Pollution Control Revenue
    (Philadelphia Electric Company) 6.70%
    12/01/21 (MBIA)                                        10,000,000    10,883,400
                                                                       ------------
                                                                         78,291,893
                                                                       ------------
 *PRE-REFUNDED BONDS - 23.41%
  Abington School District 6.00% 05/15/26-06
    (FGIC)                                                  6,000,000     6,682,980
  Allegheny County Pennsylvania Hospital Development
    Authority Revenue (South Hills Health Facilities)
    6.00% 05/01/20-02 (MBIA)                                1,500,000     1,608,000
  Allegheny County Pennsylvania Sanitation
    Authority Revenue
    Series A 7.50% 12/01/16-99 (FGIC)                       1,780,000     1,832,136
    Series B 7.50% 12/01/16-99 (FGIC)                       4,020,000     4,137,746
    Series C 6.50% 12/01/16-01 (FGIC)                       4,500,000     4,864,410
  Delaware County Authority University Revenue
    (Haverford College) 7.375% 11/15/20-00
    (MBIA)                                                  3,275,000     3,585,765
  Doylestown Hospital Authority (Doylestown Hospital)
    Series C 6.90% 07/01/19-99 (AMBAC)                      1,750,000     1,832,460
  Harrisburg Water Authority Revenue 7.00%
    07/15/15-01 (FGIC)                                     12,000,000    13,026,120
  Philadelphia Authority For Industrial Development
    Revenue (Cathedral Village) 7.25%
    04/01/15-03                                             2,000,000     2,298,180
  Philadelphia Pennsylvania Hospital Higher Education
    Facilities Authority Hospital Revenue (Albert Einstein
    Medical Center) 7.625% 04/01/11-99                     19,110,000    19,928,481
  Pennsylvania Higher Education Facilities Authority
    College & University Revenue
    (Hahnemann University) 6.90% 07/01/21-01
    (MBIA)                                                 13,000,000    14,314,820
    (Holy Family College) 8.00% 12/01/06-98                   380,000       384,108
    (The Medical College of Pennsylvania) 7.50%
    3/01/14-99                                              1,000,000     1,019,580
  Pennsylvania Intergovernmental Cooperative Authority
    Special Tax Revenue (City of Philadelphia
    Funding Program) 6.80% 06/15/22-02                      2,125,000     2,342,005
  Pennsylvania State Turnpike Commission
    Turnpike Revenue
    Series E 7.55% 12/01/17-99 (MBIA)                         495,000       528,521
    Series I 7.20% 12/01/17-01 (FGIC)                       8,915,000     9,983,284
    Series J 7.20% 12/01/17-01 (FGIC)                       8,915,000    10,072,871
    Series K 7.50% 12/01/19-99                             10,000,000    10,671,200
  Pennsylvania State University Revenue Series 89
    6.75% 07/01/14-99                                      14,195,000    14,840,731
  Philadelphia Regional Port Authority Lease Revenue
    7.15% 08/01/20-00 (MBIA)                               16,315,000    17,337,461
  Philadelphia Water & Sewer Revenue 7.00%
    08/01/18-01                                            20,650,000    22,442,007
  Puerto Rico (Commonwealth of) General Obligation
    6.50% 07/01/18-99                                       2,745,000     2,815,519
    7.25% 07/01/10-00                                       1,370,000     1,482,751
    7.75% 07/01/17-99                                       7,700,000     8,088,080
  Sewickley Valley Hospital Authority Refunding
    (Sewickley Valley Hospital Project) 7.50%
    10/01/06-99                                             1,295,000     1,373,218
  Swarthmore Borough Authority (Swarthmore College)
    7.375% 09/15/20-00                                     14,000,000    15,108,520
  University Area Joint Authority Water and Sewer
    Revenue 7.10% 09/01/20-00 (MBIA)                        6,000,000     6,442,080
  Washington County Authority Revenue (Shadyside
    Hospital) Series 85D 7.45% 12/15/18-00
    (AMBAC)                                                 7,500,000     8,188,500
  York County Hospital Revenue Authority (York Hospital)
    7.00% 07/01/21-01 (AMBAC)                               9,500,000    10,351,200
                                                                       ------------
                                                                        217,582,734
                                                                       ------------
  SCHOOL DISTRICT GENERAL OBLIGATION BONDS - 4.56%
  Hampton Township Pennsylvania School District
    5.00% 09/01/27 (FGIC)                                   5,500,000     5,474,920
  Hazleton Pennsylvania Area School District Series B
    5.00% 03/01/23 (FGIC)                                   2,000,000     1,994,400
  Nazareth Pennsylvania Area School District
    5.00% 8/15/17 (FGIC)                                    2,760,000     2,772,310
    5.00% 11/15/17 (FGIC)                                   3,180,000     3,193,133
  North Allegheny Pennsylvania School District Series D
    5.00% 05/01/21 (FGIC)                                   9,500,000     9,486,605
  Pottsville Pennsylvania Area School District 9.375%
    05/01/06 (Escrowed to Maturity) (AMBAC)                   900,000     1,161,927
  Radnor Township Pennsylvania School District Second
    Series 5.00% 03/15/26                                   6,460,000     6,412,131
  South Park Pennsylvania School District 5.00%
    05/15/20 (FGIC)                                         5,800,000     5,799,594
  Upper Merion Pennsylvania Area School District
    5.00% 07/15/15                                          2,000,000     1,999,880
    5.00% 07/15/16                                          2,000,000     1,988,200
    5.00% 07/15/17                                          2,150,000     2,131,725
                                                                       ------------
                                                                         42,414,825
                                                                       ------------
  TRANSPORTATION REVENUE BONDS - 1.39%
  Pennsylvania State Turnpike Commission
    Turnpike Revenue
    Series L 6.25% 06/01/11 (AMBAC)                         9,000,000     9,648,000
    Series N 6.50% 12/01/13                                 3,000,000     3,270,930
                                                                       ------------
                                                                         12,918,930
                                                                       ------------
  WASTE DISPOSAL REVENUE BONDS - 0.72%
  Greater Lebanon Refuse Authority Solid Waste
    Revenue Refunding 7.00% 11/15/04                        1,200,000     1,312,584
++Philadelphia Pennsylvania Authority for Industrial
    Development Revenue Solid Waste (American
    RRT Project) 8.00% 12/01/19 AMT                        15,900,000     5,366,250
                                                                       ------------
                                                                          6,678,834
                                                                       ------------
  WATER & SEWER REVENUE BONDS - 4.69%
  Dauphin County Pennsylvania Industrial Development
    Authority Water Development Revenue Series B
    6.70% 06/01/17                                          1,750,000     2,085,230
  Philadelphia Pennsylvania Water & Waste
    Water Revenue 5.60% 08/01/18 (MBIA)                     6,870,000     7,188,287
    Series A 5.00% 08/01/22 (AMBAC)                         6,320,000     6,310,962
    Series A 5.125% 08/01/27 (AMBAC)                       14,225,000    14,324,860
  Pittsburgh Pennsylvania Water & Sewer Revenue
    7.25% 09/01/14 (Escrowed to Maturity)
    (FGIC)                                                  9,000,000    11,076,210
  West Mifflin Pennsylvania Sanitation Sewer Municipal
    Authority Sewer Revenue 5.00% 08/01/28
    (MBIA)                                                  2,675,000     2,654,349
                                                                       ------------
                                                                         43,639,898
                                                                       ------------
  OTHER GENERAL OBLIGATION BONDS - 5.39%
  Falls Township Pennsylvania General Obligation 7.00%
    12/15/10 (MBIA)                                         3,000,000     3,192,270
  New Morgan Pennsylvania General Obligation
    Guaranteed Revenue 8.00% 11/01/05                       8,525,000     9,343,741
  Philadelphia Pennsylvania General Obligation 5.00%
    05/15/25 (MBIA)                                        11,690,000    11,553,227
  Puerto Rico (Commonwealth of) General Obligation
    5.40% 07/01/25                                         10,000,000    10,299,000
    5.75% 07/01/17                                         11,000,000    11,786,720
    6.00% 07/01/22                                          3,585,000     3,913,888
                                                                       ------------
                                                                         50,088,846
                                                                       ------------
  OTHER REVENUE BONDS - 4.23%
  Cambria County Hospital Development Authority
    Health Center Revenue (Allegheny Lutheran Social
    Ministries Project) 8.25% 06/15/17                      3,250,000     3,523,455
  Chester (City Of) Pennsylvania Guaranteed Host
    Community Resource Recovery Revenue 7.25%
    12/01/05                                               11,425,000    12,259,596
  Dauphin County Pennsylvania General Authority
    Office & Parking/Riverfront Office Center Project
    Series A 6.00% 01/01/25                                 8,000,000     8,052,320
  Delaware County Authority Revenue (Main Line &
    Haverford Nursing and Rehabilitation Center)
    9.00% 08/01/22                                          1,975,000     2,297,537
  Delaware River Port Authority 6.50% 01/01/08
    (AMBAC)                                                 5,000,000     5,048,450
  Erie Western Pennsylvania Port Authority General
    Revenue 6.25% 06/15/10 AMT                              1,365,000     1,478,691
  Harrisburg Pennsylvania Authority Office & Parking
    Revenue Series A 6.00% 05/01/19                         3,000,000     3,041,400
 +Philadelphia Gas Works Revenue 4.99% 01/01/12
    (AMBAC)                                                 2,500,000     1,319,975
 +Westmoreland County Municipal Authority Municipal
    Service Revenue Series A 4.59% 08/15/23
    (FGIC)                                                  8,000,000     2,277,200
                                                                       ------------
                                                                         39,298,624
                                                                       ------------
  Total Municipal Bonds (cost $871,249,712)                             928,825,648
                                                                       ------------

-------------------
 * For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.
 + Zero coupon security as of August 31, 1998. The interest rate shown for this security is the effective yield.
++ Security in default.

TOTAL MARKET VALUE OF SECURITIES - 99.92%
  (cost $871,249,712)                                                  $928,825,648
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.08%                                                763,505
                                                                       ------------
NET ASSETS APPLICABLE TO 110,524,795
  SHARES OUTSTANDING - 100.00%                                         $929,589,153
                                                                       ============

NET ASSET VALUE - TAX-FREE PENNSYLVANIA FUND A CLASS
  ($886,910,912 / 105,450,513 SHARES)                                         $8.41
                                                                              =====

NET ASSET VALUE - TAX-FREE PENNSYLVANIA FUND B CLASS
  ($39,859,562 / 4,739,154 SHARES)                                            $8.41
                                                                              =====

NET ASSET VALUE - TAX-FREE PENNSYLVANIA FUND C CLASS
  ($2,818,679 / 335,128 SHARES)                                               $8.41
                                                                              =====


COMPONENTS OF NET ASSETS AT AUGUST 31, 1998:
Capital shares (unlimited authorization-no par)                        $867,888,150
Accumulated net realized gain on investments                              4,125,067
Net unrealized appreciation of investments                               57,575,936
                                                                       ------------
Total net assets                                                       $929,589,153
                                                                       ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  TAX-FREE PENNSYLVANIA FUND A CLASS
Net asset value A Class (A)                                                   $8.41
Sales charge (3.75% of offering price or 3.92% of
  amount invested per share) (B)                                               0.33
                                                                              -----
Offering price                                                                $8.74
                                                                              =====
-------------------
(A)Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

Summary of Abbreviations:
AMBAC - Insured by AMBAC Indemnity Corporation
Connie Lee - Insured by College Construction Insurance Association
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
MBIA - Insured by the Municipal Bond Insurance Association

See accompanying notes





DELAWARE GROUP TAX-FREE NEW JERSEY FUND
STATEMENT OF NET ASSETS
AUGUST 31,1998 (UNAUDITED)

                                                           PRINCIPAL        MARKET
                                                            AMOUNT          VALUE
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - 103.00%
AIRPORT REVENUE BONDS - 2.35%
New Jersey Economic Development Authority Special
  Facilities Revenue (Continental Airlines Project)
  AMT 5.50% 04/01/28                                       $ 50,000      $   50,036
                                                                         ----------
                                                                             50,036
                                                                         ----------
CONTINUING CARE/RETIREMENT REVENUE BONDS - 2.44%
New Jersey Economic Development Authority Revenue
  Reference First Mortgage The Evergreens 6.00%
  10/01/22                                                   50,000          51,925
                                                                         ----------
                                                                             51,925
                                                                         ----------
GENERAL OBLIGATION REVENUE BONDS - 2.36%
Evesham Township New Jersey Series A 5.00%
  09/15/17 (FGIC)                                            50,000          50,252
                                                                         ----------
                                                                             50,252
                                                                         ----------
HIGHER EDUCATION REVENUE BONDS - 11.17%
New Jersey State Educational Facilities Authority
  Revenue (Drew University Issue) Series C 5.00%
  07/01/17 (MBIA)                                            65,000          65,265
New Jersey State Educational Facilities Authority
  (Montclair State University) Series F 5.40%
  07/01/25 (AMBAC)                                           30,000          30,976
New Jersey State Educational Facilities Authority
  Revenue (Richard Stockton College) Series C
  5.10% 07/01/23 (AMBAC)                                     70,000          70,696
New Jersey State Educational Facilities Authority
  (University Medicine & Dentistry) 5.25%
  12/01/21 (AMBAC)                                           50,000          50,950
New Jersey State Educational Facilities Authority
  (Princeton Theological) Series A 5.00%
  07/01/22                                                   20,000          20,065
                                                                         ----------
                                                                            237,952
                                                                         ----------
HOSPITAL REVENUE BONDS - 14.20%
New Jersey Health Care Facilities Financing Authority
  (Holy Name Hospital) 5.25% 07/01/20
  (AMBAC)                                                    50,000          51,327
New Jersey Health Care Facilities Financing Authority
  (JFK Medical Center/Hartwyck) 5.00%
  07/01/18 (MBIA)                                           100,000         100,348
New Jersey Health Care Facilities Financing Authority
  (AHS Hospital) Series A 5.00% 07/01/27
  (AMBAC)                                                   150,000         150,738
                                                                         ----------
                                                                            302,413
                                                                         ----------
HOUSING REVENUE BONDS - 2.41%
New Jersey State Housing and Mortgage Finance
  Agency AMT Series A 5.65% 05/01/40
  (AMBAC)                                                    50,000          51,329
                                                                         ----------
                                                                             51,329
                                                                         ----------
INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE BONDS - 4.72%
New Jersey Economic Development Authority
  (Kapkowski Road Landfill) Series A 6.375%
  04/01/18 (AMBAC)                                          100,000         100,522
                                                                         ----------
                                                                            100,522
                                                                         ----------
PARKING REVENUE BONDS - 4.71%
Essex County New Jersey Improvement Authority
  Parking Facility Series B 5.25% 10/01/27
  (MBIA)                                                     40,000          40,637
Essex County New Jersey Improvement Authority
  Parking Facilities Revenue 5.00% 10/01/22
  (AMBAC)                                                    60,000          59,582
                                                                         ----------
                                                                            100,219
                                                                         ----------
PORTS & HARBORS REVENUE BONDS - 6.84%
Delaware River and Bay Authority 5.25%
  01/01/26 (FGIC)                                            50,000          51,144
Port Authority of New York and New Jersey
  Construction 114th Series 4.75% 08/01/33                  100,000          94,627
                                                                         ----------
                                                                            145,771
                                                                         ----------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS - 6.04%
Freehold Township New Jersey Board of Education
  5.40% 07/15/23 (FSA)                                       50,000          51,524
Mount Olive Township New Jersey Board of Education
  5.00% 01/15/19 (FGIC)                                      25,000          25,083
Newark New Jersey Schools 5.30% 09/01/15
  (MBIA)                                                     50,000          52,106
                                                                         ----------
                                                                            128,713
                                                                         ----------
TERRITORIAL GENERAL OBLIGATION BONDS - 2.43%
Puerto Rico Commonwealth 5.375% 07/01/21
  (MBIA)                                                     50,000          51,719
                                                                         ----------
                                                                             51,719
                                                                         ----------
TERRITORIAL REVENUE BONDS - 14.62%
Puerto Rico Commonwealth Highway & Transportation
  Authority (Highway Improvements) Series Y
  5.50% 07/01/26                                            250,000         259,988
Puerto Rico Industrial Tourist Educational Medical and
  Environmental Control Facilities (Mennonite
  General Hospital) Series A 5.625% 07/01/27                 50,000          51,366
                                                                         ----------
                                                                            311,354
                                                                         ----------
WATER & SEWER REVENUE BONDS - 19.38%
Bayonne New Jersey Municipal Utilities Authority
  Water Systems 5.00% 01/01/28 (MBIA)                        50,000          49,844
Essex County New Jersey Improvement Authority
  Revenue Utility System (East Orange Franchise)
  5.00% 07/01/28 (MBIA)                                     100,000          99,685
North Jersey District Water Supply Series A (Wanaque
  North Project) 5.125% 11/15/21 (MBIA)                     150,000         151,710
Stafford New Jersey Municipal Utilities Authority Water
  and Sewer Revenue 5.00% 12/01/22 (FGIC)                    60,000          60,282
Wanaque Borough New Jersey Sewer Authority Sewer
  Revenue 5.25% 12/01/21                                     50,000          51,332
                                                                         ----------
                                                                            412,853
                                                                         ----------
MISCELLANEOUS REVENUE BONDS - 4.64%
Union County New Jersey Utilities Authority County
  Deficiency Series A2 5.00% 06/15/28                       100,000          98,922
                                                                         ----------
                                                                             98,922
                                                                         ----------
VARIABLE RATE DEMAND OBLIGATION - 4.69%
+ New Jersey Economic Development Authority Water
  Facilities Revenue United Water New Jersey
  Project B 3.20% 11/01/25 (AMBAC)                          100,000         100,000
                                                                         ----------
                                                                            100,000
                                                                         ----------
Total Municipal Bonds (cost $2,126,947)                                   2,193,980
                                                                         ----------
-------------------
Summary of Abbreviations:
AMBAC - Insured by AMBAC Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association

+ Variable Rate Demand Obligation - The interest rate shown is the rate as of August 31,1998 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.

TOTAL MARKET VALUE OF SECURITIES - 103.00%
  (cost $2,126,947)                                                      $2,193,980

LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (3.00%)                                                   (64,002)
                                                                         ----------

NET ASSETS APPLICABLE TO 369,106
  SHARES OUTSTANDING - 100.00%                                           $2,129,978
                                                                         ==========

NET ASSET VALUE - TAX-FREE NEW JERSEY FUND A CLASS
  ($1,320,483 / 228,838 SHARES)                                               $5.77
                                                                              =====

NET ASSET VALUE - TAX-FREE NEW JERSEY FUND B CLASS
  ($799,191 / 138,483 SHARES)                                                 $5.77
                                                                              =====

NET ASSET VALUE - TAX-FREE NEW JERSEY FUND C CLASS
  ($10,304 / 1,785 SHARES)                                                    $5.77
                                                                              =====

COMPONENTS OF NET ASSETS AT AUGUST 31, 1998:
Capital shares (unlimited authorization - no par)                        $2,062,990
Undistributed net investment income                                              59
Accumulated net realized loss on investments                                   (104)
Net unrealized appreciation of investments                                   67,033
                                                                         ----------
Total net assets                                                         $2,129,978
                                                                         ==========

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  TAX-FREE NEW JERSEY FUND A CLASS
Net asset value A Class (A)                                                   $5.77
Sales charge (3.75% of offering price or 3.81% of
  amount invested per share) (B)                                               0.22
                                                                              -----
Offering price                                                                $5.99
                                                                              =====
-------------------
(A)Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.

See accompanying notes







DELAWARE GROUP TAX-FREE OHIO FUND
STATEMENT OF NET ASSETS
AUGUST 31, 1998 (UNAUDITED)

                                                           PRINCIPAL        MARKET
                                                            AMOUNT          VALUE
-----------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.76%
AIRPORT REVENUE BONDS - 16.02%
Cleveland Ohio Airport Special Revenue (Continental
  Airlines Project) 5.375% 09/15/27                        $150,000      $  147,080
Toledo Lucas County Ohio Port Authority Airport
  Revenue Reference Improvement Series 1 5.50%
  05/15/20                                                   95,000          93,106
                                                                         ----------
                                                                            240,186
                                                                         ----------
CITY REVENUE BONDS - 3.43%
Elyria Ohio General Obligations 5.40% 12/01/22
  (FGIC)                                                     50,000          51,500
                                                                         ----------
                                                                             51,500
                                                                         ----------
CONVENTION CENTER/STADIUM REVENUE BONDS - 3.45%
Cleveland Ohio Cleveland Stadium Project 5.25%
  11/15/17 (AMBAC)                                           50,000          51,753
                                                                         ----------
                                                                             51,753
                                                                         ----------
HIGHER EDUCATION REVENUE BONDS - 10.40%
University of Akron Ohio 5.25% 01/01/22 (AMBAC)              50,000          50,955
Ohio State Higher Educational Facility Revenue
  (Case Western Reserve University) 5.125%
  10/01/17                                                   50,000          50,482
University of Cincinnati Ohio Series T 5.00%
  06/01/18                                                   55,000          54,587
                                                                         ----------
                                                                            156,024
                                                                         ----------
HOSPITAL REVENUE BONDS - 14.86%
Lorain County Ohio Hospital Revenue Catholic
  Healthcare Partners 5.50% 09/01/27 (MBIA)                  50,000          52,181
Montgomery County Ohio Hospital
  (Grandview Hospital) 5.65% 12/01/12                       100,000         103,872
Puerto Rico Industrial Tourist Educational Medical and
  Environmental Control Facilities (Mennonite
  General Hospital) Series A 5.625% 07/01/27                 65,000          66,776
                                                                         ----------
                                                                            222,829
                                                                         ----------
HOUSING REVENUE - 6.91%
Franklin County Ohio Management Revenue
  Briggs/Wedgewood 5.55% 11/20/17 (GNMA)                     50,000          51,564
Ohio Housing Finance Agency Mortgage Revenue
  Residential - Series C 5.75% 09/01/28 (GNMA)               50,000          52,026
                                                                         ----------
                                                                            103,590
                                                                         ----------
INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE BONDS - 4.60%
Ohio State Air Quality Authority 5.625% 10/01/22
  (AMBAC)                                                    65,000          69,016
                                                                         ----------
                                                                             69,016
                                                                         ----------
POLLUTION CONTROL REVENUE BONDS - 8.67%
Ohio State Air Quality Development Authority Revenue
  Pollution Control Series B 6.00% 08/01/20                 125,000         130,070
                                                                         ----------
                                                                            130,070
                                                                         ----------
POWER AUTHORITY REVENUE BONDS - 8.38%
Cleveland Ohio Public Power Systems Revenue
  5.00% 11/15/24 (MBIA)                                      80,000          79,531
Puerto Rico Electric Power Authority Power Revenue
  Series X 5.50% 07/01/25                                    45,000          46,128
                                                                         ----------
                                                                            125,659
                                                                         ----------
SCHOOL AUTHORITY/DISTRICT REVENUE BONDS - 8.10%
Brecksville-Broadview Heights Ohio School District
  5.25% 12/01/21 (FGIC)                                      50,000          50,949
Oak Hills Ohio Local School District 5.125%
  12/01/25 (MBIA)                                            70,000          70,522
                                                                         ----------
                                                                            121,471
                                                                         ----------
TRANSPORTATION REVENUE BONDS - 13.94%
Dayton Ohio Special Facilities Revenue (Air Freight)
  6.05% 10/01/09                                            130,000         140,921
Ohio State Turnpike Commission Turnpike Revenue
  1996 Series A 5.50% 02/15/26 (MBIA)                        65,000          68,171
                                                                         ----------
                                                                            209,092
                                                                         ----------
Total Municipal Bonds (cost $1,435,632)                                   1,481,190
                                                                         ----------

TOTAL MARKET VALUE OF SECURITIES - 98.76%
  (cost $1,435,632)                                                      $1,481,190

RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.24%                                                 18,653
                                                                         ----------

NET ASSETS APPLICABLE TO 260,915
  SHARES OUTSTANDING - 100.00%                                           $1,499,843
                                                                         ==========

NET ASSET VALUE - TAX-FREE OHIO FUND A CLASS
  ($1,252,002 / 217,817 SHARES)                                               $5.75
                                                                         ==========

NET ASSET VALUE - TAX-FREE OHIO FUND B CLASS
  ($232,467 / 40,423 SHARES)                                                  $5.75
                                                                         ==========

NET ASSET VALUE - TAX-FREE OHIO FUND C CLASS
  ($15,374 / 2,675 SHARES)                                                    $5.75
                                                                         ==========
-------------------
Summary of Abbreviations:
AMBAC - Insured by AMBAC Indemnity Corporation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Insured by the Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT AUGUST 31, 1998:
Capital shares (unlimited authorization - no par)                        $1,450,345
Accumulated net realized gain on investments                                  3,940
Net unrealized appreciation of investments                                   45,558
                                                                         ----------
Total net assets                                                         $1,499,843
                                                                         ==========

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  TAX-FREE OHIO FUND A CLASS
Net asset value A Class (A)                                                   $5.75
Sales charge (3.75% of offering price or 3.83% of
  amount invested per share) (B)                                               0.22
                                                                              -----
Offering price                                                                $5.97
                                                                              =====
-------------------
(A)Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B)See How to Buy Shares in the current Prospectus for purchases of
   $100,000 or more.

See accompanying notes







DELAWARE GROUP STATE TAX-FREE INCOME TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998
(UNAUDITED)


                                                TAX-FREE      TAX-FREE    TAX-FREE
                                              PENNSYLVANIA   NEW JERSEY     OHIO
                                                  FUND          FUND        FUND
INVESTMENT INCOME:
Interest                                       $28,178,344     $40,447     $34,045
                                               -----------     -------     -------

EXPENSES:
Management fees                                  2,727,479       4,386       3,512
Distribution expense                             1,112,741       3,479       1,793
Dividend disbursing and transfer
  agent fees and expenses                          361,703         755         391
Accounting fees and salaries                       226,573         379         306
Reports and statements to shareholders              47,100         645         600
Professional fees                                   77,704       2,902       2,859
Registration fees                                   18,252       2,798       1,975
Custodian fees                                      12,336         170         147
Trustees' fees                                      10,223         688         687
Other                                               57,280         142          72
                                               -----------     -------     -------
                                                 4,651,391      16,344      12,342
Less expenses absorbed by Delaware
  Management Company                                    --     (10,863)     (8,953)
                                               -----------     -------     -------
Total expenses                                   4,651,391       5,481       3,389
                                               -----------     -------     -------
NET INVESTMENT INCOME                           23,526,953      34,966      30,656
                                               -----------     -------     -------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on investment transactions     4,143,443          --       3,931
Net change in unrealized appreciation/
  depreciation on investments                     (676,304)     33,089       8,087
                                               -----------     -------     -------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                 3,467,139      33,089      12,018
                                               -----------     -------     -------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $26,994,092     $68,055     $42,674
                                               ===========     =======     =======

See accompanying notes




DELAWARE GROUP STATE TAX-FREE INCOME TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998
(UNAUDITED)

                                                    TAX-FREE
                                                PENNSYLVANIA FUND
                                          --------------------------
                                            SIX MONTHS       YEAR
                                              ENDED          ENDED
                                            8/31/98         2/28/98
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONs:
Net investment income                     $ 23,526,953   $ 49,910,793
                                          ------------   ------------
Net realized gain on investments             4,143,443      4,571,607
Net change in unrealized
  appreciation/depreciation
  on investments                              (676,304)    17,799,518
                                          ------------   ------------
Net increase in net assets
  resulting from operations                 26,994,092     72,281,918
                                          ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
  A Class                                  (22,652,715)   (48,278,596)
  B Class                                     (816,594)    (1,549,667)
  C Class                                      (57,644)       (82,530)
Net realized gain on investment
  transactions:
  A Class                                   (4,358,628)    (1,387,621)
  B Class                                     (190,562)       (55,005)
  C Class                                      (13,154)        (3,266)
                                          ------------   ------------
                                           (28,089,297)   (51,356,685)
                                          ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class                                   13,449,402     33,795,787
  B Class                                    4,103,737      8,015,562
  C Class                                      437,518      1,826,972
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain on investment transactions:
  A Class                                   15,915,855     28,369,872
  B Class                                      629,803        966,811
  C Class                                       56,147         73,395
                                          ------------   ------------
                                            34,592,462     73,048,399
                                          ------------   ------------

Cost of shares repurchased:
  A Class                                  (58,755,241) (119,106,665)
  B Class                                   (2,475,562)   (3,827,517)
  C Class                                     (241,193)     (558,944)
                                          ------------   ------------
                                           (61,471,996) (123,493,126)
                                          ------------   ------------
Increase (decrease) in net assets
  derived from capital share
  transactions                             (26,879,534)  (50,444,727)
                                          ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS      (27,974,739)  (29,519,494)

NET ASSETS:
Beginning of period                        957,563,892   987,083,386
                                          ------------   ------------
End of period                             $929,589,153   $957,563,892
                                          ============   ============

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998
(UNAUDITED)

                                                     TAX-FREE
                                                  NEW JERSEY FUND
                                            -------------------------
                                             SIX MONTHS      9/3/97*
                                               ENDED           TO
                                              8/31/98        2/28/98
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONs:
Net investment income                       $   34,966     $   24,060
                                            ----------     ----------
Net realized gain on investments                    --          8,020
Net change in unrealized
  appreciation/depreciation
  on investments                                33,089         33,944
                                            ----------     ----------
Net increase in net assets
  resulting from operations                     68,055         66,024
                                            ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
  A Class                                      (27,461)       (23,444)
  B Class                                       (7,294)          (600)
  C Class                                         (152)           (16)
Net realized gain on investment
  transactions:
  A Class                                       (5,549)            --
  B Class                                       (2,531)            --
  C Class                                          (44)            --
                                            ----------     ----------
                                               (43,031)       (24,060)
                                            ----------     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class                                      133,801      1,162,901
  B Class                                      749,804        146,118
  C Class                                       10,000          2,006
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain on investment transactions:
  A Class                                       31,657         22,067
  B Class                                        5,797            346
  C Class                                          188             12
                                            ----------     ----------
                                               931,247      1,333,450
                                            ----------     ----------

Cost of shares repurchased:
  A Class                                       (1,864)       (85,960)
  B Class                                     (111,759)            (6)
  C Class                                           --         (2,118)
                                            ----------     ----------
                                              (113,623)       (88,084)
                                            ----------     ----------
Increase (decrease) in net assets
  derived from capital share
  transactions                                 817,624      1,245,366
                                            ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS          842,648      1,287,330

NET ASSETS:
Beginning of period                          1,287,330             --
                                            ----------     ----------
End of period                               $2,129,978     $1,287,330
                                            ==========     ==========


DELAWARE GROUP STATE TAX-FREE INCOME TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998
(UNAUDITED)

                                                     TAX-FREE
                                                     OHIO FUND
                                             -------------------------
                                            SIX MONTHS       9/3/97*
                                               ENDED           TO
                                              8/31/98        2/28/98
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONs:
Net investment income                       $   30,656     $   22,660
                                            ----------     ----------
Net realized gain on investments                 3,931          5,456
Net change in unrealized
  appreciation/depreciation
  on investments                                 8,087         37,471
                                            ----------     ----------
Net increase in net assets
  resulting from operations                     42,674         65,587
                                            ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  A Class                                      (29,624)       (22,660)
  B Class                                         (869)            --
  C Class                                         (163)            --
Net realized gain on investment
  transactions:
  A Class                                       (5,381)            --
  B Class                                           --             --
  C Class                                          (66)            --
                                            ----------     ----------
                                               (36,103)       (22,660)
                                            ----------     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class                                       14,602      1,136,860
  B Class                                      230,000              6
  C Class                                       15,000              6
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain on investment transactions:
  A Class                                       32,390         21,613
  B Class                                           --             --
  C Class                                          214             --
                                            ----------     ----------
                                               292,206      1,158,485
                                            ----------     ----------

Cost of shares repurchased:
  A Class                                         (336)           (10)
  B Class                                           --             --
  C Class                                           --             --
                                            ----------     ----------
                                                  (336)           (10)
                                            ----------     ----------
Increase (decrease) in net assets
  derived from capital share
  transactions                                 291,870      1,158,475
                                            ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS          298,441      1,201,402

NET ASSETS:
Beginning of period                          1,201,402             --
                                            ----------     ----------
End of period                               $1,499,843     $1,201,402
                                            ==========     ==========

* Commencement of trading.

See accompanying notes




DELAWARE GROUP STATE TAX-FREE INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                              TAX-FREE PENNSYLVANIA FUND A CLASS
                                            ------------------------------------
                                               SIX MONTHS   YEAR         YEAR
                                                 ENDED      ENDED        ENDED
                                               8/31/981    2/28/98      2/28/97
                                              (UNAUDITED)
Net asset value, beginning of period          $ 8.420       $ 8.240      $ 8.460

Income from investment operations:
Net investment income                           0.211         0.430        0.456
Net realized and unrealized gain
  (loss) on investments                         0.031         0.193       (0.105)
                                              -------       -------      -------
Total from investment operations                0.242         0.623        0.351
                                              -------       -------      -------

Less dividends and distributions:
Dividends from net investment income           (0.211)       (0.430)      (0.456)
Distributions from net realized gain
  on investment transactions                   (0.041)       (0.013)      (0.115)
                                              -------       -------      -------
Total dividends and distributions              (0.252)       (0.443)      (0.571)
                                              -------       -------      -------
Net asset value, end of period                $ 8.410       $ 8.420      $ 8.240
                                              =======       =======      =======
Total return2                                   2.93%         7.78%        4.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)      $886,911      $917,364     $954,258
Ratio of expenses to average net assets         0.95%         0.94%        0.91%
Ratio of net investment income to
  average net assets                            5.01%         5.20%        5.52%
Portfolio turnover                                28%           32%          27%


FINANCIAL HIGHLIGHTS (CONTINUED)

                                              TAX-FREE PENNSYLVANIA FUND A CLASS
                                            ------------------------------------
                                               YEAR          YEAR         YEAR
                                               ENDED         ENDED        ENDED
                                              2/29/96       2/28/95      2/28/94
Net asset value, beginning of period          $ 8.180       $ 8.610      $ 8.630

Income from investment operations:
Net investment income                           0.476         0.494        0.496
Net realized and unrealized gain
  (loss) on investments                         0.330        (0.430)      (0.020)
                                              -------       -------      -------
Total from investment operations                0.806         0.064        0.476
                                              -------       -------      -------

Less dividends and distributions:
Dividends from net investment income           (0.476)       (0.494)      (0.496)
Distributions from net realized gain
  on investment transactions                   (0.050)         none         none
                                              -------       -------      -------
Total dividends and distributions              (0.526)       (0.494)      (0.496)
                                              -------       -------      -------
Net asset value, end of period                $ 8.460       $ 8.180      $ 8.610
                                              =======       =======      =======
Total return2                                  10.08%         0.91%        5.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)    $1,002,888      $976,313   $1,026,903
Ratio of expenses to average net assets         0.90%         0.90%        0.88%
Ratio of net investment income to
  average net assets                            5.67%         6.03%        5.70%
Portfolio turnover                                25%           18%          14%

-------------------
1 Ratios have been annualized and total return has not been annualized.
2 Does not include maximum sales charge of 3.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase.

See accompanying notes



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                              TAX-FREE PENNSYLVANIA FUND B CLASS
                                            ------------------------------------
                                             SIX MONTHS
                                               ENDED             YEAR ENDED
                                             8/31/981       2/28/98      2/28/97
                                            (UNAUDITED)
Net asset value, beginning of period          $ 8.420       $ 8.240      $ 8.460

Income from investment operations:
  Net investment income                         0.178         0.370        0.390
  Net realized and unrealized gain
    (loss) on investments                       0.031         0.193       (0.105)
                                              -------       -------      -------
Total from investment operations                0.209         0.563        0.285
                                              -------       -------      -------

Less dividends and distributions:
  Dividends from net investment income         (0.178)       (0.370)      (0.390)
  Distributions from net realized gain
    on investment transactions                 (0.041)       (0.013)      (0.115)
                                              -------       -------      -------
  Total dividends and distributions            (0.219)       (0.383)      (0.505)
                                              -------       -------      -------
Net asset value, end of period                $ 8.410       $ 8.420      $ 8.240
                                              =======       =======      =======

Total return3                                   2.52%         6.92%        3.52%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)     $39,860       $37,631      $31,644
  Ratio of expenses to average net assets       1.75%         1.74%        1.71%
  Ratio of net investment income to
    average net assets                          4.21%         4.40%        4.72%
  Portfolio turnover                              28%           32%          27%



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                              TAX-FREE PENNSYLVANIA
                                                  FUND B CLASS
                                            ------------------------
                                               YEAR         5/2/942
                                               ENDED          TO
                                              2/29/96       2/28/95
Net asset value, beginning of period          $ 8.180       $ 8.310

Income from investment operations:
  Net investment income                         0.408         0.353
  Net realized and unrealized gain
    (loss) on investments                       0.330        (0.130)
                                              -------       -------
Total from investment operations                0.738         0.223
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.408)       (0.353)
  Distributions from net realized gain
    on investment transactions                 (0.050)         none
                                              -------       -------
Total dividends and distributions              (0.458)       (0.353)
                                              -------       -------
Net asset value, end of period                $ 8.460       $ 8.180
                                              =======       =======
Total return3                                   9.19%         2.79%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)     $20,861       $10,239
  Ratio of expenses to average net assets       1.71%         1.73%
  Ratio of net investment income to
    average net assets                          4.86%         5.20%
  Portfolio turnover                              25%           18%
-------------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not include contingent deferred sales charge which varies from
  1-4% depending upon the holding period.

See accompanying notes



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                             TAX-FREE PENNSYLVANIA
                                                  FUND C CLASS
                                            ------------------------
                                             SIX MONTHS      YEAR
                                               ENDED         ENDED
                                             8/31/981       2/28/98
                                            (UNAUDITED)
Net asset value, beginning of period          $ 8.420       $ 8.240

Income from investment operations:
  Net investment income                         0.178         0.364
  Net realized and unrealized gain
    (loss) on investments                       0.031         0.193
                                              -------       -------
Total from investment operations                0.209         0.557
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.178)       (0.364)
  Distributions from net realized
    gain on investment transactions            (0.041)       (0.013)
                                              -------       -------
  Total dividends and distributions            (0.219)       (0.377)
                                              -------       -------
Net asset value, end of period                $ 8.410       $ 8.420
                                              =======       =======
Total return3                                   2.52%         6.92%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)      $2,819        $2,569
  Ratio of expenses to average net assets       1.75%         1.74%
  Ratio of net investment income to
    average net assets                          4.21%         4.40%
  Portfolio turnover                              28%           32%



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                             TAX-FREE PENNSYLVANIA
                                                  FUND C CLASS
                                            ------------------------
                                               YEAR        11/29/952
                                               ENDED           TO
                                              2/28/98       2/29/96
Net asset value, beginning of period          $ 8.460       $ 8.510

Income from investment operations:
  Net investment income                         0.390         0.102
  Net realized and unrealized gain
    (loss) on investments                      (0.105)         none
                                              -------       -------

Total from investment operations                0.285         0.102
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.390)       (0.102)
  Distributions from net realized
    gain on investment transactions            (0.115)       (0.050)
                                              -------       -------
  Total dividends and distributions            (0.505)       (0.152)
                                              -------       -------
Net asset value, end of period                $ 8.240       $ 8.460
                                              =======       =======
Total return3                                   3.52%         1.19%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)      $1,181          $123
  Ratio of expenses to average net assets       1.71%         1.71%
  Ratio of net investment income to
    average net assets                          4.72%         4.86%
  Portfolio turnover                              27%           25%
-------------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not include contingent deferred sales charge of 1%.

See accompanying notes


FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                            TAX-FREE NEW JERSEY FUND
                                                      A CLASS
                                            ------------------------
                                             SIX MONTHS     9/3/972
                                               ENDED           TO
                                             8/31/981       2/28/97
                                            (UNAUDITED)
Net asset value, beginning of period          $ 5.700       $ 5.500

Income from investment operations:
  Net investment income                         0.131         0.115
  Net realized and unrealized gain
   (loss) on investments                        0.095         0.200
                                              -------       -------
  Total from investment operations              0.226         0.315
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.131)       (0.115)
  Distributions from net realized gain
   on investment transactions                  (0.025)         none
                                              -------       -------
  Total dividends and distributions            (0.156)       (0.115)
                                              -------       -------
Net asset value, end of period                $ 5.770       $ 5.700
                                              =======       =======
Total return3                                   4.04%         5.77%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)      $1,320        $1,141
  Ratio of expenses to average net assets       0.50%         0.88%
  Ratio of expenses to average net assets
    prior to expense limitation                 1.85%         1.93%
  Ratio of net investment income to
    average net assets                          4.54%         4.23%
  Ratio of net investment income to average
    net assets prior to expense limitation      3.19%         3.18%
Portfolio turnover                                 0%           47%



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                            TAX-FREE NEW JERSEY FUND
                                                      B CLASS
                                            ------------------------
                                             SIX MONTHS     9/3/972
                                               ENDED           TO
                                             8/31/981       2/28/97
                                            (UNAUDITED)
Net asset value, beginning of period          $ 5.700       $ 5.500

Income from investment operations:
  Net investment income                         0.110         0.069
  Net realized and unrealized gain
   (loss) on investments                        0.095         0.200
                                              -------       -------
  Total from investment operations              0.205         0.269
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.110)       (0.069)
  Distributions from net realized gain
   on investment transactions                  (0.025)         none
                                              -------       -------
  Total dividends and distributions            (0.135)       (0.069)
                                              -------       -------
Net asset value, end of period                $ 5.770       $ 5.700
                                              =======       =======
Total return3                                   3.65%         4.90%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)        $799          $146
  Ratio of expenses to average net assets       1.25%         1.56%
  Ratio of expenses to average net assets
    prior to expense limitation                 2.60%         2.61%
  Ratio of net investment income to
    average net assets                          3.79%         3.63%
  Ratio of net investment income to average
    net assets prior to expense limitation      2.44%         2.58%
Portfolio turnover                                 0%           47%



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                            TAX-FREE NEW JERSEY FUND
                                                     C CLASS
                                            ------------------------
                                                   SIX MONTHS
                                                      ENDED
                                                    8/31/981
                                                   (UNAUDITED)
Net asset value, beginning of period                $ 5.700

Income from investment operations:
  Net investment income                               0.086
  Net realized and unrealized gain
   (loss) on investments                              0.095
                                                    -------
  Total from investment operations                    0.181
                                                    -------

Less dividends and distributions:
  Dividends from net investment income               (0.086)
  Distributions from net realized gain
   on investment transactions                        (0.025)
                                                    -------
  Total dividends and distributions                  (0.111)
                                                    -------
Net asset value, end of period                      $ 5.770
                                                    =======
Total return3                                         3.22%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)               $10
  Ratio of expenses to average net assets             1.25%
  Ratio of expenses to average net assets
    prior to expense limitation                       2.60%
  Ratio of net investment income to
    average net assets                                3.79%
  Ratio of net investment income to average
    net assets prior to expense limitation            2.44%
Portfolio turnover                                       0%
-------------------
1 Ratios have been annualized and total return has not been annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not include maximum sales charge of 3.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of Class A shares.
  Does not include the contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B shares and
  1% for Class C shares.

See accompanying notes



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                                TAX-FREE OHIO FUND
                                                     A CLASS
                                            ------------------------
                                             SIX MONTHS     9/3/972
                                               ENDED           TO
                                             8/31/981       2/28/97
                                            (UNAUDITED)
Net asset value, beginning of period          $ 5.730       $ 5.500

Income from investment operations:
  Net investment income                         0.139         0.120
  Net realized and unrealized gain
    (loss) on investments                       0.045         0.230
                                              -------       -------
  Total from investment operations              0.184         0.350
                                              -------       -------

Less dividends and distributions:
  Dividends from net investment income         (0.139)       (0.120)
  Distributions from net realized gain on
    investment transactions                    (0.025)         none
                                              -------       -------
  Total dividends and distributions            (0.164)       (0.120)
                                              -------       -------
Net asset value, end of period                $ 5.750       $ 5.730
                                              =======       =======
Total return3                                   3.26%         6.41%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)      $1,252        $1,201
  Ratio of expenses to average net assets       0.50%         0.88%
  Ratio of expenses to average net assets
    prior to expense limitation                 1.89%         1.93%
  Ratio of net investment income to
    average net assets                          4.79%         4.38%
  Ratio of net investment income to average
    net assets prior to expense
    limitation                                  3.40%         3.33%
Portfolio turnover                                34%           66%



FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                               TAX-FREE OHIO FUND
                                              B CLASS      C CLASS
                                            ------------------------
                                            SIX MONTHS   SIX MONTHS
                                               ENDED        ENDED
                                             8/31/981     8/31/981
                                            (UNAUDITED)  (UNAUDITED)
Net asset value, beginning of period          $ 5.730     $ 5.730

Income from investment operations:
  Net investment income                         0.022       0.061
  Net realized and unrealized gain
    (loss) on investments                       0.045       0.045
                                              -------     -------
  Total from investment operations              0.067       0.106
                                              -------     -------

Less dividends and distributions:
  Dividends from net investment income         (0.022)     (0.061)
  Distributions from net realized gain on
    investment transactions                    (0.025)     (0.025)
                                              -------     -------
  Total dividends and distributions            (0.047)     (0.086)
                                              -------     -------
Net asset value, end of period                $ 5.750     $ 5.750
                                              =======     =======
Total return3                                   1.17%       1.87%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)        $232         $15
  Ratio of expenses to average net assets       1.25%       1.25%
  Ratio of expenses to average net assets
    prior to expense limitation                 2.64%       2.64%
  Ratio of net investment income to
    average net assets                          4.04%       4.04%
  Ratio of net investment income to average
    net assets prior to expense
    limitation                                  2.65%       2.65%
Portfolio turnover                                34%         34%
-------------------
1 Ratios have been annualized and total return has not been
  annualized.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Does not include maximum sales charge of 3.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of Class A shares.
  Does not include the contingent deferred sales charge which varies from 1-4% depending upon the holding period for Class B shares and
  1% for Class C shares.

See accompanying notes





DELAWARE GROUP STATE TAX-FREE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (UNAUDITED)

Delaware Group State Tax-Free Income Trust (the "Trust") is registered as a non-diversified open-end investment company under the Investment Company Act of 1940, as amended. The Trust is organized as a Pennsylvania trust and offers three series: the Tax-Free Pennsylvania Fund, the Tax-Free New Jersey Fund, and the Tax-Free Ohio Fund (each referred to as the "Fund" or collectively as the "Funds"). Each Fund offers three classes of shares. The A Class carries a front-end sales charge of 3.75%. The B Class carries a back-end deferred sales charge and the C Class carries a level load deferred sales charge.

The Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania state income tax as is consistent with preservation of principal. The Tax-Free New Jersey Fund seeks as high a level of current income exempt from federal income tax and New Jersey state income tax as is consistent with preservation of principal. The Tax-Free Ohio Fund seeks as high a level of current income exempt from federal income tax and Ohio state income tax as is consistent with preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the
Funds:

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Federal Income Taxes - Each Fund intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds, including the Trust, within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends from net investment income daily and pays such dividends monthly. Capital gains, if any, are distributed annually.

Certain Trust expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, each Fund pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.60% of the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% on the average daily net assets over $750 million, less all amounts paid to the trustees, for the Tax-Free Pennsylvania Fund, and 0.55% of the first $500 million of average daily net assets, 0.525% on the next $500 million and 0.50% on the average daily net assets over $1 billion, for the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund.

DMC has elected to waive its fees and reimburse the Tax-Free New Jersey Fund and the Tax-Free Ohio Fund to the extent that annual operating expenses exclusive of distribution expenses exceed 0.25% of average daily net assets through January 31, 1999. Total expenses absorbed by DMC for the six months ended August 31,1998 were $10,863 for the Tax-Free New Jersey Fund and $8,953 for the Tax-Free Ohio Fund. On August 31, 1998, the Fund had a liability for investment management fees and other expenses payable to DMC of $92,097 for the Tax-Free Pennsylvania Fund and $70 for the Tax-Free Ohio Fund.

The Trust has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Funds. For the six months ended August 31, 1998, the Tax-Free Pennsylvania Fund, the Tax-Free New Jersey Fund and The Tax-Free Ohio Fund expensed $361,703, $755 and $391, respectively, for dividend disbursing, transfer agent fees and other expenses, and $182,442, $310 and $248, respectively, for accounting services and had liabilities for such fees and other expenses payable to DSC for $31,167, $1,581 and $1,405, respectively.

Pursuant to the Distribution Agreement, each Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class for the Tax-Free Pennsylvania Fund and 0.25% of the average daily net assets of the Tax-Free New Jersey Fund and Tax-Free Ohio Fund A Classes and 1.00% of the average daily net assets of the B and C Class for all three Funds. For the six months ended August 31, 1998, the Funds had a liability for distribution fees and other expenses payable to DDLP of $6,865 for Tax-Free New Jersey Fund and $5,428 for Tax-Free Ohio Fund.

For the six months ended August 31, 1998 DDLP earned $49,641, and $41 for commissions on sales of the Tax-Free Pennsylvania Fund A Class and Tax-Free New Jersey Fund A Class, respectively.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Trust. These officers, directors and employees are paid no compensation by the Trust.

3. Investments

During the six months ended August 31,1998, each Fund had purchases and sales of investment securities other than temporary cash investments as follows:

                                TAX-FREE     TAX-FREE      TAX-FREE
                              PENNSYLVANIA   NEW JERSEY      OHIO
                                  FUND          FUND         FUND
                              ------------   ----------   ----------
Purchases:                    $130,957,259     $786,590     $510,811
Sales:                        $158,177,510     $     --     $218,255

At August 31, 1998, the aggregate cost of securities for federal income tax purposes was as follows:

                                TAX-FREE     TAX-FREE      TAX-FREE
                              PENNSYLVANIA   NEW JERSEY      OHIO
                                  FUND          FUND         FUND
                              ------------   ----------   ----------
Cost of investments           $871,249,712   $2,126,947   $1,435,632
                              ============   ==========   ==========
Unrealized appreciation       $ 68,109,686   $   67,033   $   45,558
Unrealized depreciation         10,533,750           --           --
                              ------------   ----------   ----------
Net unrealized appreciation   $ 57,575,936    $  67,033    $  45,558
                              ============   ==========   ==========

4. Capital Stock
Transactions in capital stock shares were as follows:

                                    TAX-FREE PENNSYLVANIA
                                   ------------------------
                                    SIX MONTHS        YEAR
                                      ENDED          ENDED
                                     8/31/98        2/28/98
                                   ------------------------
Shares sold:
  A Class                          1,604,942      4,077,711
  B Class                            490,049        971,854
  C Class                             52,183        220,582

Shares issued upon reinvestment of dividends from net investment income and net realized gain on investment transactions:
  A Class                          1,899,960      3,420,943
  B Class                             75,165        116,535
  C Class                              6,703          8,828
                                   ---------     ----------
                                   4,129,002      8,816,453
                                   ---------     ----------

Shares repurchased:
  A Class                         (7,010,541)   (14,384,144)
  B Class                           (295,561)      (460,334)
  C Class                            (28,898)       (67,700)
                                   ---------     ----------
                                  (7,335,000)   (14,912,178)
                                   ---------     ----------
Net Increase (Decrease)           (3,205,998)    (6,095,725)
                                   =========     ==========


                                     TAX-FREE NEW JERSEY
                                      ---------------------
                                      SIX MONTHS     9/3/97*
                                         ENDED         TO
                                        8/31/98     2/28/98
                                      ---------------------
Shares sold:
  A Class                                23,467     211,252
  B Class                               131,441      25,584
  C Class                                 1,751         365

Shares issued upon reinvestment of dividends from net investment income and net realized gain on investment transactions:
  A Class                                 5,554       3,894
  B Class                                 1,016          61
  C Class                                    33           2
                                      ---------   ---------
                                        163,262     241,158
                                      ---------   ---------

Shares repurchased:
  A Class                                  (327)    (15,002)
  B Class                               (19,618)         (1)
  C Class                                    --        (366)
                                      ---------   ---------
                                        (19,945)    (15,369)
                                      ---------   ---------
Net Increase (Decrease)                 143,317     225,789
                                      =========   =========


                                        TAX-FREE OHIO
                                      ---------------------
                                       SIX MONTHS   9/3/97*
                                          ENDED        TO
                                         8/31/98    2/28/98
                                      ---------------------
Shares sold:
  A Class                                  2,562    205,829
  B Class                                 40,422          1
  C Class                                  2,636          1

Shares issued upon reinvestment of dividends from net investment income and net realized gain on investment transactions:
  A Class                                 5,678       3,809
  B Class                                    --          --
  C Class                                    38          --
                                      ---------   ---------
                                         51,336     209,640
                                      ---------   ---------

Shares repurchased:
  A Class                                   (59)         (2)
  B Class                                    --          --
  C Class                                    --          --
                                      ---------   ---------
                                            (59)         (2)
                                      ---------   ---------
Net Increase (Decrease)                  51,277     209,638
                                      =========   =========

*Commencement of trading

5. Lines of Credit
The Trust has a committed line of credit for $29.1 million for the Tax-Free Pennsylvania Fund, $100,000 for the Tax-Free New Jersey Fund and $100,000 for the Tax-Free Ohio Fund. No amount was outstanding at August 31, 1998, or at any time during the fiscal period.

6. Concentrations of Credit Risk
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.


DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund

FOR TOTAL RETURN
Social Awareness Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
REIT Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Extended Duration Fund
Strategic Income Fund
Corporate Bond Fund
U.S. Government Fund
Delaware-Voyageur
  US Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Foundation Growth Portfolio
Foundation Balanced Portfolio
Foundation Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured bond funds are available in selected states.

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.


funds

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF PENNSYLVANIA TAX-FREE FUND, NEW JERSEY TAX-FREE FUND AND OHIO Tax-Free Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for Pennsylvania Tax-Free Fund, New Jersey Tax-Free Fund and Ohio Tax-Free Fund which sets forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectus carefully before you invest. Summary investment results are documented in the Funds' current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
and Transfer Agent
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

(copyright) Delaware Distributors, L.P.

[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]


Printed in the USA
on recycled paper

SA-007 [8/98] PP10/98
(1157)